Submission	Nov. 12, 2026
Submission [Line Items]
Central Index Key	0001367083
Registrant Name	Sonoma Pharmaceuticals, Inc.
Form Type	S-3
Submission Type	S-3
Fee Exhibit Type	EX-FILING FEES